UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, D.C. 20549

                                             FORM 13F

                                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stephens Inc.
Address:  111 Center Street
          Little Rock, AR 72201

13F File Number:  28-11261

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ryan E. Crane
Title:  Senior Vice President
Phone:  (713) 993-4200
Signature, Place, and Date of Signing:

    Ryan Crane    Houston, Texas    May 19, 2005

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $41


List of Other Included Managers:

 No.  13F File Number     Name

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                                                                  FORM 13F INFORMATION TABLE

                                         TITLE OF             VALUE              PUT/  INVSTMT  OTHER
VOTING AUTHORITY
NAME OF ISSUER                           CLASS     CUSIP     (x$1000) SHARES SH  CALL  DSCRETN
MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------
-----------------------
LABOR READY INC                          COM       505401208       7     400 SH        DEFINED
0        400  0
PF CHANGS CHINA BISTRO                   COM       69333Y108      10     175 SH        DEFINED
0        175  0
QUICKSILVER RESOURCES INC                COM       74837R104      12     250 SH        DEFINED
0        250  0
TEXAS CAPITAL BANCSHARES INC             COM       88224Q107      12     580 SH        DEFINED
0        580  0